Investments in joint ventures (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Equity Method Investments [Table Text Block]
	As of
	December 31,
(in thousands of U.S. dollars)	2014	2013
Accumulated losses of joint ventures	$59,630	$54,300

SRV Joint Gas Ltd and SRV Joint Gas Two Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Schedule of Financial Statement Information of Joint Ventures [Table Text Block]
The following table presents the summarized financial information for 100% of the combined joint ventures on an aggregated basis.

	Year ended
	December 31,
(in thousands of U.S. dollars)	2014	2013	2012
Time charter revenues	$82,638	82,220	$82,151
Other revenues	—	—	—
Total revenues	$82,638	82,220	$82,151
Operating expenses	(16,970)	(17,526)	(17,303)
Depreciation and amortization	(18,912)	(18,722)	(18,735)
Operating income	46,756	45,972	46,113
Unrealized gain (loss) on derivative instruments	(23,757)	70,075	1,386
Other financial expense, net	(34,275)	(36,207)	(38,100)
Net income (loss)	$(11,276)	79,840	$9,399
Share of joint ventures owned	50%	50%	50%
Share of joint ventures net income (loss) before eliminations	(5,638)	39,920	4,700
Eliminations	308	308	307
Equity in earnings (losses) of joint ventures	$(5,330)	40,228	$5,007

	As of
	December 31,
(in thousands of U.S. dollars)	2014	2013
Cash and cash equivalents	$10,719	$11,578
Other current assets	3,317	2,530
Total current assets	14,036	14,108
Restricted cash	25,104	25,104
Vessels, net of accumulated depreciation	577,897	592,092
Other long-term assets	2,174	2,538
Total long-term assets	605,175	619,734
Current portion of long-term debt	20,768	19,522
Amounts and loans due to owners and affiliates	14,516	15,246
Derivative financial instruments	23,887	26,274
Other current liabilities	8,278	8,270
Total current liabilities	67,449	69,312
Long-term debt	501,369	522,136
Loans due to owners and affiliates	24,575	34,795
Derivate financial liabilities	101,910	75,766
Other long-term liabilities	24,612	21,261
Total long-term liabilities	652,466	653,958
Net liabilities	$(100,704)	$(89,428)
Share of joint ventures owned	50%	50%
Share of joint ventures net liabilities before eliminations	(50,352)	(44,714)
Eliminations	(9,278)	(9,586)
Accumulated losses of joint ventures	$(59,630)	$(54,300)